DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Cash flow statement (Details) - Suunto $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Operating	$ (10.3)
Divested operations	20.3
Investing	(1.0)
Financing	(0.4)
Net cash inflow	$ 8.6